Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

(in USD$Million)	2025	2024
Cash and cash equivalents	544	650
Other financial assets	777	735
Trade receivables and payables, net	432	(495)
Loans and borrowings	(18,702)	(18,320)
Other assets and liabilities, net	(483)	117
Net liability position	(17,432)	(17,313)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect of a change of 8% and 15% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2025:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
8%	(25)	(5,214)
15%	(47)	(9,777)

Schedule of non-derivative hedging instrument

(US$Million)	2025	2024
Hedging instrument at the beginning of the year	7,343	6,265
Reassignment of hedging instruments	1,316	1,200
Realization of exports	(1,316)	(1,207)
Designation of new hedge items	4	1,085
Hedging instrument at the end of the year	7,347	7,343

Schedule of movement in the other comprehensive income

	2025	2024	2023
Opening balance	1,578	(602)	2,474
Exchange difference	(4,737)	3,898	(5,195)
Reclassification to profit or loss (Note 25)	150	(239)	(480)
Ineffectiveness reclassified to profit and loss	(14)	(7)	(25)
Deferred income tax (Note 10)	1,775	(1,472)	2,624
Closing balance	(1,248)	1,578	(602)

	2025	2024	2023
Opening balance	6,467	3,141	9,354
Exchange difference	(6,642)	6,305	(8,973)
Deferred income tax (Note 10)	2,893	(2,979)	2,760
Closing balance	2,718	6,467	3,141

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2026	1,076	(418)	658
2027	193	(73)	120
2028	193	(73)	120
2029	193	(73)	120
2030	140	(53)	87
2031	114	(43)	71
2032	114	(43)	71
2033	4	(3)	1
	2,027	(779)	1,248

Schedule of Analysis of age of financial assets that are past due but not impaired

	2025	2024
Less than 3 months overdue	109	178
Between 3 and 6 months overdue	88	15
More than 6 months overdue	307	65
	504	258

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(1,073)	147	(412)
–100 basis points	1,074	(153)	412
(*)	This sensitivity was executed for portfolios of Ecopetrol S.A. and Black Gold Re. These are the most relevant of the Ecopetrol Group.

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2025. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,757.08 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	9,494	62,582	41,826	34,313	148,215
Trade and other payables	15,759	—	—	—	15,759
	25,253	62,582	41,826	34,313	163,974

Schedule of leverage index over the periods reported

	2025	2024
Loans and borrowings (Note 20)	109,200	119,965
Cash and cash equivalents (Note 6)	(10,694)	(14,054)
Other financial assets (Note 9)	(3,296)	(5,240)
Net financial debt	95,210	100,671
Equity (Note 24)	106,739	105,913
Leverage (1)	47.15%	48.73%
(1)	Net financial debt / (Net financial debt + Equity)

Cash flow hedging
Risk management
Schedule of non-derivative hedging instrument

Company	Derivative instrument	2025	2024
Intervial Chile (1)	Cross currency swap	37	36
ISA CTEP	Cross currency swap	(2)	223
(1)

As of December 2025, it corresponds to a cross-currency swap ISA Intervial, which belongs to the toll roads segment in Chile. This derivative contract was signed in May 2021 with Itaú Corpbanca, to exchange the flows of debt contracted in Chilean pesos to Unidades de Fomento (UF).